Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Purchase Price Consideration

The aggregate purchase price consideration was as follows:

Fair value of stock consideration	$18,785,926
Fair value of contingent consideration	1,090,125

Total purchase price consideration	$19,876,051

The aggregate purchase price consideration was as follows:

Cash consideration	$1,000,000
Fair value of contingent consideration	153,000

Total purchase price consideration	$1,153,000

Fair Values of Assets Acquired	The fair value of the asset acquired is as follows:

Patents	19,876,051

Net Assets Acquired	$19,876,051

The fair values of assets acquired at the transaction date are summarized below:

Net tangible assets acquired	$39,377
Customer contracts	259,730
Patents	135,890
Goodwill	718,003

Net Assets Acquired	$1,153,000

Pro Forma Information

The unaudited pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal 2016 or 2017.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Pro forma total revenue	$—	$329	$641	$1,167
Pro forma net loss	$(3,786)	$(7,075)	$(11,988)	$(15,039)
Pro forma net loss per share - basic and diluted	$(0.56)	$(1.20)	$(0.81)	$(1.68)
Proforma weighted-average shares - basic and diluted	6,797,067	5,906,396	14,802,976	8,939,450

In addition, the unaudited pro forma financial information does not attempt to project the future consolidated results of operations.

December 31,
2015
Pro forma total revenues	$1,168,846
Pro forma net loss	$(16,002,126)
Pro forma net loss per share – basic and diluted	$(1.70)
Pro forma weighted-average shares-basic and diluted	1,885,176